Schedule of Investments (unaudited)
August 31, 2024
 Western Asset Ultra-Short Income Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value
Corporate Bonds & Notes — 48.2%
Communication Services — 2.1%
Diversified Telecommunication Services — 0.3%
Verizon Communications Inc., Senior Notes	1.680%	10/30/30	$568,000	$482,145
Verizon Communications Inc., Senior Notes	4.780%	2/15/35	680,691	671,467 (a)
Total Diversified Telecommunication Services				1,153,612
Entertainment — 0.5%
Warnermedia Holdings Inc., Senior Notes	3.638%	3/15/25	1,530,000	1,515,662
Warnermedia Holdings Inc., Senior Notes	3.755%	3/15/27	910,000	871,992
Total Entertainment				2,387,654
Media — 0.7%
CCO Holdings LLC/CCO Holdings Capital Corp., Senior Notes	5.125%	5/1/27	700,000	686,606 (a)
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., Senior Secured Notes	4.908%	7/23/25	883,000	880,301
Comcast Corp., Senior Notes	3.950%	10/15/25	1,370,000	1,359,440
DISH DBS Corp., Senior Secured Notes	5.250%	12/1/26	130,000	111,605 (a)
Total Media				3,037,952
Wireless Telecommunication Services — 0.6%
T-Mobile USA Inc., Senior Notes	3.500%	4/15/25	2,810,000	2,780,323
T-Mobile USA Inc., Senior Notes	3.375%	4/15/29	90,000	85,597
Total Wireless Telecommunication Services				2,865,920

Total Communication Services				9,445,138
Consumer Discretionary — 4.0%
Automobiles — 2.2%
American Honda Finance Corp., Senior Notes	4.950%	1/9/26	490,000	492,791
BMW US Capital LLC, Senior Notes	4.650%	8/13/29	1,070,000	1,075,989 (a)
Ford Motor Credit Co. LLC, Senior Notes	3.375%	11/13/25	2,710,000	2,648,337
Ford Motor Credit Co. LLC, Senior Notes	4.950%	5/28/27	610,000	606,884
General Motors Financial Co. Inc., Senior Notes	2.750%	6/20/25	1,590,000	1,560,473
General Motors Financial Co. Inc., Senior Notes	1.500%	6/10/26	1,400,000	1,323,583
Hyundai Capital America, Senior Notes	5.950%	9/21/26	990,000	1,012,920 (a)
Nissan Motor Acceptance Co. LLC, Senior Notes	2.000%	3/9/26	1,100,000	1,044,927 (a)
Total Automobiles				9,765,904
Broadline Retail — 0.4%
eBay Inc., Senior Notes	1.400%	5/10/26	690,000	654,298
Prosus NV, Senior Notes	3.257%	1/19/27	1,120,000	1,068,865 (a)
Total Broadline Retail				1,723,163
Hotels, Restaurants & Leisure — 1.3%
Caesars Entertainment Inc., Senior Notes	8.125%	7/1/27	210,000	214,600 (a)
Carnival Holdings Bermuda Ltd., Senior Notes	10.375%	5/1/28	190,000	205,674 (a)
Las Vegas Sands Corp., Senior Notes	2.900%	6/25/25	2,890,000	2,830,624
Las Vegas Sands Corp., Senior Notes	5.900%	6/1/27	1,160,000	1,184,393
NCL Corp. Ltd., Senior Secured Notes	8.125%	1/15/29	460,000	492,357 (a)
Royal Caribbean Cruises Ltd., Senior Notes	5.375%	7/15/27	470,000	471,222 (a)
Sands China Ltd., Senior Notes	2.300%	3/8/27	330,000	305,747
Sands China Ltd., Senior Notes	2.850%	3/8/29	220,000	197,286
Total Hotels, Restaurants & Leisure				5,901,903
See Notes to Schedule of Investments.

Western Asset Ultra-Short Income Fund 2024 Quarterly Report

Schedule of Investments (unaudited) (cont’d)
August 31, 2024
 Western Asset Ultra-Short Income Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value

Household Durables — 0.0%††
DR Horton Inc., Senior Notes	2.500%	10/15/24	$130,000	$129,482
Specialty Retail — 0.1%
Home Depot Inc., Senior Notes	2.875%	4/15/27	310,000	300,508

Total Consumer Discretionary				17,820,960
Consumer Staples — 2.0%
Consumer Staples Distribution & Retail — 0.3%
Kroger Co., Senior Notes	4.600%	8/15/27	1,240,000	1,243,474
Personal Care Products — 0.6%
Haleon UK Capital PLC, Senior Notes	3.125%	3/24/25	1,810,000	1,790,257
Kenvue Inc., Senior Notes	5.350%	3/22/26	940,000	953,905
Total Personal Care Products				2,744,162
Tobacco — 1.1%
Altria Group Inc., Senior Notes	2.350%	5/6/25	1,150,000	1,130,000
Altria Group Inc., Senior Notes	2.625%	9/16/26	1,550,000	1,492,318
BAT International Finance PLC, Senior Notes	1.668%	3/25/26	1,460,000	1,394,051
Philip Morris International Inc., Senior Notes	4.750%	2/12/27	940,000	948,694
Total Tobacco				4,965,063

Total Consumer Staples				8,952,699
Energy — 6.8%
Oil, Gas & Consumable Fuels — 6.8%
Blue Racer Midstream LLC/Blue Racer Finance Corp., Senior Notes	7.250%	7/15/32	110,000	115,448 (a)
Chevron USA Inc., Senior Notes	0.687%	8/12/25	120,000	115,857
Columbia Pipelines Holding Co. LLC, Senior Notes	6.055%	8/15/26	1,487,000	1,518,772 (a)
Columbia Pipelines Holding Co. LLC, Senior Notes	6.042%	8/15/28	900,000	938,565 (a)
Continental Resources Inc., Senior Notes	2.268%	11/15/26	850,000	803,037 (a)
Devon Energy Corp., Senior Notes	5.850%	12/15/25	2,650,000	2,680,033
Diamondback Energy Inc., Senior Notes	3.250%	12/1/26	2,900,000	2,822,586
Diamondback Energy Inc., Senior Notes	5.200%	4/18/27	350,000	355,964
Energy Transfer LP, Junior Subordinated Notes (6.750% to 5/15/25 then 5 year Treasury Constant Maturity Rate + 5.134%)	6.750%	5/15/25	30,000	29,951 (b)(c)
Energy Transfer LP, Senior Notes	4.750%	1/15/26	1,160,000	1,157,776
Energy Transfer LP, Senior Notes	5.550%	2/15/28	630,000	647,828
Enterprise Products Operating LLC, Senior Notes	3.750%	2/15/25	1,160,000	1,153,118
Enterprise Products Operating LLC, Senior Notes	3.700%	2/15/26	2,850,000	2,821,770
EOG Resources Inc., Senior Notes	4.150%	1/15/26	1,880,000	1,875,502
EQT Corp., Senior Notes	3.125%	5/15/26	1,620,000	1,573,832 (a)
EQT Corp., Senior Notes	3.900%	10/1/27	560,000	547,536
EQT Corp., Senior Notes	5.000%	1/15/29	550,000	553,116
Kinder Morgan Inc., Senior Notes	4.300%	6/1/25	1,510,000	1,501,243
MPLX LP, Senior Notes	4.875%	6/1/25	50,000	49,914
MPLX LP, Senior Notes	1.750%	3/1/26	1,150,000	1,099,901
Occidental Petroleum Corp., Senior Notes	3.200%	8/15/26	730,000	706,491
Occidental Petroleum Corp., Senior Notes	3.000%	2/15/27	170,000	162,293
Pioneer Natural Resources Co., Senior Notes	1.125%	1/15/26	1,160,000	1,108,739
QazaqGaz NC JSC, Senior Notes	4.375%	9/26/27	1,140,000	1,096,667 (a)
See Notes to Schedule of Investments.

Western Asset Ultra-Short Income Fund 2024 Quarterly Report

 Western Asset Ultra-Short Income Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value

Oil, Gas & Consumable Fuels — continued
Southwestern Energy Co., Senior Notes	8.375%	9/15/28	$410,000	$421,614
Transcontinental Gas Pipe Line Co. LLC, Senior Notes	7.850%	2/1/26	1,780,000	1,841,194
Venture Global LNG Inc., Senior Secured Notes	9.500%	2/1/29	200,000	225,513 (a)
Western Midstream Operating LP, Senior Notes	3.950%	6/1/25	190,000	187,986
Western Midstream Operating LP, Senior Notes	4.650%	7/1/26	1,620,000	1,613,045
Western Midstream Operating LP, Senior Notes	6.350%	1/15/29	410,000	432,573

Total Energy				30,157,864
Financials — 17.3%
Banks — 10.8%
Banco Santander SA, Senior Notes (4.175% to 3/24/27 then 1 year Treasury Constant Maturity Rate + 2.000%)	4.175%	3/24/28	1,600,000	1,573,742 (c)
Bank of America Corp., Senior Notes (1.319% to 6/19/25 then SOFR + 1.150%)	1.319%	6/19/26	5,730,000	5,562,172 (c)
Bank of America Corp., Subordinated Notes (3 mo. Term SOFR + 1.022%)	6.361%	9/15/26	200,000	201,374 (c)
Bank of Montreal, Senior Notes	1.850%	5/1/25	650,000	637,207
Bank of Nova Scotia, Senior Notes	1.350%	6/24/26	780,000	738,714
BNP Paribas SA, Senior Notes (2.219% to 6/9/25 then SOFR + 2.074%)	2.219%	6/9/26	3,000,000	2,931,277 (a)(c)
BNP Paribas SA, Senior Notes (5.125% to 1/13/28 then 1 year Treasury Constant Maturity Rate + 1.450%)	5.125%	1/13/29	650,000	660,166 (a)(c)
Citibank NA, Senior Notes	4.929%	8/6/26	1,550,000	1,563,869
Citigroup Inc., Junior Subordinated Notes (5.950% to 5/15/25 then 3 mo. Term SOFR + 4.167%)	5.950%	5/15/25	400,000	400,282 (b)(c)
Citigroup Inc., Senior Notes (3.106% to 4/8/25 then SOFR + 2.842%)	3.106%	4/8/26	1,570,000	1,549,584 (c)
Citigroup Inc., Senior Notes (3.290% to 3/17/25 then SOFR + 1.528%)	3.290%	3/17/26	1,250,000	1,237,285 (c)
Citigroup Inc., Senior Notes (SOFR + 0.686%)	6.053%	10/30/24	2,170,000	2,171,179 (c)
Cooperatieve Rabobank UA, Senior Notes (3.649% to 4/6/27 then 1 year Treasury Constant Maturity Rate + 1.220%)	3.649%	4/6/28	550,000	536,335 (a)(c)
Credit Agricole SA, Senior Notes (1.907% to 6/16/25 then SOFR + 1.676%)	1.907%	6/16/26	900,000	877,358 (a)(c)
DNB Bank ASA, Senior Notes (1.535% to 5/25/26 then 1 year Treasury Constant Maturity Rate + 0.720%)	1.535%	5/25/27	1,230,000	1,168,257 (a)(c)
Goldman Sachs Bank USA, Senior Notes (5.283% to 3/18/26 then SOFR + 0.777%)	5.283%	3/18/27	930,000	937,406 (c)
HSBC Holdings PLC, Senior Notes (5.597% to 5/17/27 then SOFR + 1.060%)	5.597%	5/17/28	900,000	919,558 (c)
JPMorgan Chase & Co., Senior Notes (2.083% to 4/22/25 then SOFR + 1.850%)	2.083%	4/22/26	2,270,000	2,227,251 (c)
PNC Financial Services Group Inc., Senior Notes (5.812% to 6/12/25 then SOFR + 1.322%)	5.812%	6/12/26	610,000	613,089 (c)
Royal Bank of Canada, Senior Notes	3.375%	4/14/25	1,230,000	1,217,680
Royal Bank of Canada, Senior Notes	1.150%	7/14/26	2,530,000	2,384,146
Santander UK Group Holdings PLC, Senior Notes (1.673% to 6/14/26 then SOFR + 0.989%)	1.673%	6/14/27	1,100,000	1,038,942 (c)
Swedbank AB, Senior Notes	3.356%	4/4/25	1,960,000	1,940,476 (a)
Toronto-Dominion Bank, Senior Notes	1.200%	6/3/26	2,800,000	2,648,558
Truist Financial Corp., Senior Notes (6.047% to 6/8/26 then SOFR + 2.050%)	6.047%	6/8/27	890,000	908,675 (c)
US Bancorp, Senior Notes (2.215% to 1/27/27 then SOFR + 0.730%)	2.215%	1/27/28	150,000	141,924 (c)
US Bancorp, Senior Notes (5.775% to 6/12/28 then SOFR + 2.020%)	5.775%	6/12/29	260,000	270,044 (c)
Wells Fargo & Co., Senior Notes (2.188% to 4/30/25 then SOFR + 2.000%)	2.188%	4/30/26	6,300,000	6,176,314 (c)
See Notes to Schedule of Investments.

Western Asset Ultra-Short Income Fund 2024 Quarterly Report

Schedule of Investments (unaudited) (cont’d)
August 31, 2024
 Western Asset Ultra-Short Income Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value

Banks — continued
Wells Fargo & Co., Senior Notes (3.908% to 4/25/25 then SOFR + 1.320%)	3.908%	4/25/26	$2,770,000	$2,746,577 (c)
Westpac Banking Corp., Senior Notes	1.150%	6/3/26	2,160,000	2,044,662
Total Banks				48,024,103
Capital Markets — 4.8%
Bank of New York Mellon Corp., Senior Notes	2.100%	10/24/24	1,010,000	1,005,543
Bank of New York Mellon Corp., Senior Notes	1.600%	4/24/25	450,000	440,882
Charles Schwab Corp., Senior Notes	1.150%	5/13/26	1,360,000	1,285,511
Goldman Sachs Group Inc., Senior Notes	3.500%	4/1/25	150,000	148,572
Goldman Sachs Group Inc., Senior Notes (0.855% to 2/12/25 then SOFR + 0.609%)	0.855%	2/12/26	4,530,000	4,439,973 (c)
Goldman Sachs Group Inc., Senior Notes (5.727% to 4/25/29 then SOFR + 1.265%)	5.727%	4/25/30	940,000	980,011 (c)
Morgan Stanley, Senior Notes (0.985% to 12/10/25 then SOFR + 0.720%)	0.985%	12/10/26	7,830,000	7,448,437 (c)
Morgan Stanley, Senior Notes (5.656% to 4/18/29 then SOFR + 1.260%)	5.656%	4/18/30	940,000	978,952 (c)
UBS AG, Senior Notes	7.950%	1/9/25	300,000	302,454
UBS AG, Senior Notes	1.250%	6/1/26	800,000	756,627
UBS Group AG, Senior Notes	4.125%	9/24/25	600,000	594,742 (a)
UBS Group AG, Senior Notes (1.494% to 8/10/26 then 1 year Treasury Constant Maturity Rate + 0.850%)	1.494%	8/10/27	650,000	609,648 (a)(c)
UBS Group AG, Senior Notes (2.193% to 6/5/25 then SOFR + 2.044%)	2.193%	6/5/26	2,390,000	2,337,702 (a)(c)
Total Capital Markets				21,329,054
Consumer Finance — 0.1%
American Express Co., Senior Notes (5.645% to 4/23/26 then SOFR + 0.750%)	5.645%	4/23/27	280,000	284,234 (c)
Financial Services — 1.3%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust, Senior Notes	2.450%	10/29/26	1,840,000	1,754,048
AerCap Ireland Capital DAC/AerCap Global Aviation Trust, Senior Notes	6.100%	1/15/27	690,000	710,515
GA Global Funding Trust, Secured Notes	1.625%	1/15/26	1,500,000	1,436,775 (a)
National Securities Clearing Corp., Senior Notes	1.500%	4/23/25	500,000	489,488 (a)
PayPal Holdings Inc., Senior Notes	1.650%	6/1/25	1,190,000	1,162,025
Total Financial Services				5,552,851
Insurance — 0.3%
Allstate Corp., Senior Notes	0.750%	12/15/25	200,000	190,435
Aon North America Inc., Senior Notes	5.150%	3/1/29	850,000	870,754
New York Life Global Funding, Senior Secured Notes	0.950%	6/24/25	390,000	378,246 (a)
Total Insurance				1,439,435

Total Financials				76,629,677
Health Care — 5.3%
Biotechnology — 0.9%
AbbVie Inc., Senior Notes	2.600%	11/21/24	1,950,000	1,938,272
AbbVie Inc., Senior Notes	3.800%	3/15/25	300,000	298,000
AbbVie Inc., Senior Notes	4.800%	3/15/27	1,830,000	1,854,862
Total Biotechnology				4,091,134
Health Care Equipment & Supplies — 0.5%
Roche Holdings Inc., Senior Notes	4.790%	3/8/29	980,000	1,002,950 (a)
Solventum Corp., Senior Notes	5.450%	2/25/27	1,040,000	1,054,785 (a)
Total Health Care Equipment & Supplies				2,057,735
See Notes to Schedule of Investments.

Western Asset Ultra-Short Income Fund 2024 Quarterly Report

 Western Asset Ultra-Short Income Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value

Health Care Providers & Services — 2.3%
Cardinal Health Inc., Senior Notes	5.125%	2/15/29	$760,000	$777,272
Centene Corp., Senior Notes	4.250%	12/15/27	400,000	391,394
Centene Corp., Senior Notes	4.625%	12/15/29	350,000	340,747
CVS Health Corp., Senior Notes	3.875%	7/20/25	2,850,000	2,822,084
CVS Health Corp., Senior Notes	3.000%	8/15/26	120,000	116,298
Humana Inc., Senior Notes	4.500%	4/1/25	300,000	298,538
Humana Inc., Senior Notes	1.350%	2/3/27	1,890,000	1,751,084
Humana Inc., Senior Notes	5.750%	12/1/28	230,000	240,339
Quest Diagnostics Inc., Senior Notes	4.600%	12/15/27	450,000	452,894
UnitedHealth Group Inc., Senior Notes	3.700%	5/15/27	800,000	791,845
UnitedHealth Group Inc., Senior Notes	4.700%	4/15/29	1,410,000	1,436,324
UnitedHealth Group Inc., Senior Notes	4.800%	1/15/30	870,000	888,359
Total Health Care Providers & Services				10,307,178
Pharmaceuticals — 1.6%
Astrazeneca Finance LLC, Senior Notes	1.200%	5/28/26	1,370,000	1,300,350
Bristol-Myers Squibb Co., Senior Notes	4.950%	2/20/26	170,000	171,576
Bristol-Myers Squibb Co., Senior Notes	4.900%	2/22/27	790,000	802,765
Eli Lilly & Co., Senior Notes	4.500%	2/9/29	1,600,000	1,627,771
Teva Pharmaceutical Finance Netherlands III BV, Senior Notes	4.750%	5/9/27	3,080,000	3,029,579
Teva Pharmaceutical Finance Netherlands III BV, Senior Notes	5.125%	5/9/29	210,000	208,162
Total Pharmaceuticals				7,140,203

Total Health Care				23,596,250
Industrials — 4.3%
Aerospace & Defense — 2.0%
Boeing Co., Senior Notes	4.875%	5/1/25	1,030,000	1,025,909
Boeing Co., Senior Notes	2.750%	2/1/26	2,540,000	2,456,585
General Dynamics Corp., Senior Notes	3.250%	4/1/25	1,530,000	1,515,108
General Dynamics Corp., Senior Notes	1.150%	6/1/26	1,030,000	977,622
Northrop Grumman Corp., Senior Notes	2.930%	1/15/25	160,000	158,704
RTX Corp., Senior Notes	5.750%	11/8/26	2,370,000	2,431,601
TransDigm Inc., Senior Secured Notes	6.375%	3/1/29	230,000	237,317 (a)
Total Aerospace & Defense				8,802,846
Commercial Services & Supplies — 0.1%
GFL Environmental Inc., Senior Secured Notes	5.125%	12/15/26	230,000	229,323 (a)
Ground Transportation — 0.3%
Canadian Pacific Railway Co., Senior Notes	1.750%	12/2/26	1,200,000	1,132,657
Machinery — 0.6%
John Deere Capital Corp., Senior Notes	1.050%	6/17/26	1,040,000	983,588
John Deere Capital Corp., Senior Notes	4.950%	7/14/28	1,050,000	1,077,487
PACCAR Financial Corp., Senior Notes	1.100%	5/11/26	710,000	674,172
Vertiv Group Corp., Senior Secured Notes	4.125%	11/15/28	110,000	105,664 (a)
Total Machinery				2,840,911
Passenger Airlines — 0.8%
American Airlines Inc., Senior Secured Notes	8.500%	5/15/29	200,000	208,057 (a)
Delta Air Lines Inc., Senior Notes	7.375%	1/15/26	540,000	553,156
See Notes to Schedule of Investments.

Western Asset Ultra-Short Income Fund 2024 Quarterly Report

Schedule of Investments (unaudited) (cont’d)
August 31, 2024
 Western Asset Ultra-Short Income Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value

Passenger Airlines — continued
Spirit Loyalty Cayman Ltd./Spirit IP Cayman Ltd., Senior Secured Notes	8.000%	9/20/25	$414,000	$258,828 (a)
United Airlines Inc., Senior Secured Notes	4.375%	4/15/26	2,670,000	2,608,240 (a)
Total Passenger Airlines				3,628,281
Trading Companies & Distributors — 0.5%
Air Lease Corp., Senior Notes	1.875%	8/15/26	2,180,000	2,067,632
Air Lease Corp., Senior Notes	5.300%	2/1/28	290,000	295,758
Total Trading Companies & Distributors				2,363,390

Total Industrials				18,997,408
Information Technology — 2.5%
Electronic Equipment, Instruments & Components — 0.3%
Vontier Corp., Senior Notes	1.800%	4/1/26	1,380,000	1,313,644
Semiconductors & Semiconductor Equipment — 1.3%
Broadcom Inc., Senior Notes	3.150%	11/15/25	1,970,000	1,933,980
Intel Corp., Senior Notes	1.600%	8/12/28	1,400,000	1,236,355
Microchip Technology Inc., Senior Notes	0.983%	9/1/24	1,490,000	1,490,000
TSMC Arizona Corp., Senior Notes	1.750%	10/25/26	1,090,000	1,031,785
Total Semiconductors & Semiconductor Equipment				5,692,120
Software — 0.4%
Oracle Corp., Senior Notes	1.650%	3/25/26	1,900,000	1,814,759
Technology Hardware, Storage & Peripherals — 0.5%
Apple Inc., Senior Notes	1.400%	8/5/28	2,480,000	2,253,576

Total Information Technology				11,074,099
Materials — 1.8%
Chemicals — 0.3%
MEGlobal BV, Senior Notes	4.250%	11/3/26	1,410,000	1,388,462 (a)
Metals & Mining — 0.9%
First Quantum Minerals Ltd., Secured Notes	9.375%	3/1/29	420,000	447,407 (a)
Glencore Funding LLC, Senior Notes	1.625%	9/1/25	1,630,000	1,577,594 (a)
Glencore Funding LLC, Senior Notes	1.625%	4/27/26	1,030,000	980,929 (a)
Yamana Gold Inc., Senior Notes	4.625%	12/15/27	850,000	842,321
Total Metals & Mining				3,848,251
Paper & Forest Products — 0.6%
Georgia-Pacific LLC, Senior Notes	0.950%	5/15/26	1,200,000	1,131,979 (a)
Inversiones CMPC SA, Senior Notes	4.375%	4/4/27	1,100,000	1,086,074 (a)
Suzano International Finance BV, Senior Notes	5.500%	1/17/27	540,000	544,728
Total Paper & Forest Products				2,762,781

Total Materials				7,999,494
Real Estate — 0.1%
Health Care REITs — 0.1%
CTR Partnership LP/CareTrust Capital Corp., Senior Notes	3.875%	6/30/28	430,000	404,889 (a)

Utilities — 2.0%
Electric Utilities — 1.8%
CenterPoint Energy Houston Electric LLC, Senior Secured Bonds	5.200%	10/1/28	880,000	903,368
Connecticut Light and Power Co., First Mortgage Bonds	4.650%	1/1/29	450,000	454,140
Florida Power & Light Co., First Mortgage Bonds	5.150%	6/15/29	440,000	455,797
See Notes to Schedule of Investments.

Western Asset Ultra-Short Income Fund 2024 Quarterly Report

 Western Asset Ultra-Short Income Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value

Electric Utilities — continued
Georgia Power Co., Senior Notes	5.004%	2/23/27	$970,000	$985,446
NextEra Energy Capital Holdings Inc., Senior Notes	5.749%	9/1/25	240,000	242,035
Pacific Gas and Electric Co., First Mortgage Bonds	2.100%	8/1/27	1,480,000	1,375,982
Pacific Gas and Electric Co., First Mortgage Bonds	5.550%	5/15/29	530,000	545,668
Perusahaan Perseroan Persero PT Perusahaan Listrik Negara, Senior Notes	5.450%	5/21/28	1,360,000	1,389,601 (a)
Southern California Edison Co., First Mortgage Bonds	5.650%	10/1/28	1,710,000	1,785,245
Total Electric Utilities				8,137,282
Multi-Utilities — 0.2%
Engie SA, Senior Notes	5.250%	4/10/29	890,000	913,477 (a)

Total Utilities				9,050,759
Total Corporate Bonds & Notes (Cost — $218,282,186)				214,129,237
Asset-Backed Securities — 19.6%
Aegis Asset Backed Securities Trust Mortgage Pass-Through Certificates, 2005-4 M2 (1 mo. Term SOFR + 0.819%)	6.097%	10/25/35	430,811	405,778 (c)
Ally Auto Receivables Trust, 2022-3 A3	5.070%	4/15/27	458,273	458,053
American Credit Acceptance Receivables Trust, 2024-1 A	5.610%	1/12/27	511,775	511,872 (a)
Apex Credit CLO Ltd., 2020-1A A1RR (3 mo. Term SOFR + 1.450%)	6.773%	4/20/35	620,000	620,166 (a)(c)
Apidos CLO, 2013-12A ARR (3 mo. Term SOFR + 1.080%)	6.381%	4/15/31	637,487	637,781 (a)(c)
Apidos CLO, XXXA A2R (3 mo. Term SOFR + 1.500%)	6.695%	10/18/31	1,230,000	1,230,000 (a)(c)
Avis Budget Rental Car Funding AESOP LLC, 2021-1A C	2.130%	8/20/27	940,000	884,712 (a)
Ballyrock CLO Ltd., 2019-2A A1RR (3 mo. Term SOFR + 1.400%)	6.528%	2/20/36	510,000	510,150 (a)(c)
Barings Private Credit Corp. CLO Ltd., 2023-1A A1 (3 mo. Term SOFR + 2.400%)	7.701%	7/15/31	321,970	321,970 (a)(c)
Battery Park CLO Ltd., 2019-1A AR (3 mo. Term SOFR + 1.400%)	6.701%	7/15/36	320,000	320,107 (a)(c)
Black Diamond CLO Ltd., 2017-1A A1AR (3 mo. Term SOFR + 1.312%)	6.595%	4/24/29	23,432	23,466 (a)(c)
Capital One Multi-Asset Execution Trust, 2022-A1 A1	2.800%	3/15/27	2,110,000	2,083,898
Capital One Prime Auto Receivables Trust, 2022-2 A3	3.660%	5/17/27	361,977	358,525
CarMax Auto Owner Trust, 2023-4 A2A	6.080%	12/15/26	727,043	729,854
CarVal CLO Ltd., 2024-3A A1 (3 mo. Term SOFR + 1.390%)	6.407%	10/20/37	830,000	830,000 (a)(c)(d)
Cascade MH Asset Trust, 2021-MH1 A1	1.753%	2/25/46	208,259	184,257 (a)
CCG Receivables Trust, 2021-2 A2	0.540%	3/14/29	149,731	147,795 (a)
Cedar Funding CLO Ltd., 2016-5A AFRR	1.937%	7/17/31	2,048,001	1,972,777 (a)
CMFT Net Lease Master Issuer LLC, 2021-1 A1	2.090%	7/20/51	1,024,744	909,179 (a)
CNH Equipment Trust, 2022-B A3	3.890%	8/16/27	1,007,055	998,457
Columbia Cent CLO Ltd., 2022-32A A1R (3 mo. Term SOFR + 1.450%)	6.733%	7/24/34	1,100,000	1,101,216 (a)(c)
Commonbond Student Loan Trust, 2021-AGS A	1.200%	3/25/52	375,329	319,870 (a)
ECMC Group Student Loan Trust, 2016-1A A (30 Day Average SOFR + 1.464%)	6.813%	7/26/66	1,347,807	1,355,872 (a)(c)
Enterprise Fleet Financing LLC, 2023-1 A2	5.510%	1/22/29	896,249	898,330 (a)
Evergreen Credit Card Trust, 2021-1 A	0.900%	10/15/26	1,080,000	1,071,694 (a)
Ford Credit Auto Lease Trust, 2023-A A4	4.830%	5/15/26	820,000	818,561
GECU Auto Receivables Trust, 2023-1A A3	5.630%	8/15/28	1,280,000	1,293,648 (a)
GM Financial Automobile Leasing Trust, 2023-1 A3	5.160%	4/20/26	510,107	509,877
GM Financial Automobile Leasing Trust, 2024-2 A2A	5.430%	9/21/26	1,500,000	1,508,050
GM Financial Revolving Receivables Trust, 2021-1 A	1.170%	6/12/34	5,500,000	5,146,909 (a)
GoldenTree Loan Management US CLO Ltd., 2019-4A ARR (3 mo. Term SOFR + 1.150%)	6.433%	4/24/31	844,566	845,360 (a)(c)
Golub Capital Partners CLO Ltd., 2018-36A B (3 mo. Term SOFR + 1.912%)	7.154%	2/5/31	1,000,000	1,000,459 (a)(c)
See Notes to Schedule of Investments.

Western Asset Ultra-Short Income Fund 2024 Quarterly Report

Schedule of Investments (unaudited) (cont’d)
August 31, 2024
 Western Asset Ultra-Short Income Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value
Asset-Backed Securities — continued
GoodLeap Sustainable Home Solutions Trust, 2021-5CS A	2.310%	10/20/48	$735,530	$604,878 (a)
Great Lakes Kcap F3c Senior LLC, 2017-1A A (3 mo. Term SOFR + 2.162%)	7.505%	12/20/29	102,573	102,611 (a)(c)
Greywolf CLO Ltd., 2018-1A A2 (3 mo. Term SOFR + 1.890%)	7.169%	4/26/31	667,000	667,497 (a)(c)
Grippen Park CLO Ltd., 2017-1A A (3 mo. Term SOFR + 1.522%)	6.804%	1/20/30	46,792	46,848 (a)(c)
Grippen Park CLO Ltd., 2017-1A C (3 mo. Term SOFR + 2.562%)	7.844%	1/20/30	820,000	821,637 (a)(c)
HalseyPoint CLO Ltd., 2020-3A A1R (3 mo. Term SOFR + 1.480%)	6.497%	7/30/37	430,000	430,000 (a)(c)
Harley-Davidson Motorcycle Trust, 2024-A A2	5.650%	2/16/27	1,810,000	1,816,461
Hertz Vehicle Financing LLC, 2021-1A A	1.210%	12/26/25	266,667	264,408 (a)
Hertz Vehicle Financing LLC, 2023-4A A	6.150%	3/25/30	100,000	104,376 (a)
Hertz Vehicle Financing LP, 2021-2A A	1.680%	12/27/27	1,500,000	1,403,410 (a)
HGI CRE CLO Ltd., 2021-FL2 A (1 mo. Term SOFR + 1.114%)	6.453%	9/17/36	742,977	735,703 (a)(c)
Hildene Community Funding CDO Ltd., 2015-1A ARR	2.600%	11/1/35	489,983	419,065 (a)
Hilton Grand Vacations Trust, 2023-1A A	5.720%	1/25/38	709,052	725,970 (a)
Home Equity Mortgage Loan Asset-Backed Trust, 2005-C M2 (1 mo. Term SOFR + 0.864%)	6.142%	10/25/35	341,955	337,302 (c)
Honda Auto Receivables Owner Trust, 2024-2 A2	5.480%	11/18/26	1,580,000	1,587,681
HPEFS Equipment Trust, 2023-1A A3	5.410%	2/22/28	1,356,000	1,359,638 (a)
HPEFS Equipment Trust, 2023-2A A2	6.040%	1/21/31	1,354,026	1,358,846 (a)
Hyundai Auto Lease Securitization Trust, 2024-A A2A	5.150%	6/15/26	1,065,970	1,066,495 (a)
M&T Equipment Notes, 2023-1A A4	5.750%	7/15/30	1,270,000	1,297,075 (a)
Madison Park Funding Ltd., 2019-35A A1R (3 mo. Term SOFR + 1.252%)	6.534%	4/20/32	757,412	758,536 (a)(c)
Magnetite Ltd., 2020-26A A1R (3 mo. Term SOFR + 1.382%)	6.666%	7/25/34	270,000	270,221 (a)(c)
Midocean Credit CLO, 2017-7A BR (3 mo. Term SOFR + 1.862%)	7.163%	7/15/29	500,000	500,744 (a)(c)
Midocean Credit CLO, 2018-8A A1R (3 mo. Term SOFR + 1.312%)	6.440%	2/20/31	637,540	638,355 (a)(c)
Midocean Credit CLO, 2018-9A B (3 mo. Term SOFR + 2.012%)	7.294%	7/20/31	1,250,000	1,250,972 (a)(c)
Mountain View CLO Ltd., 2022-1A A1R (3 mo. Term SOFR + 1.460%)	6.761%	4/15/34	470,000	470,900 (a)(c)
MVW LLC, 2020-1A A	1.740%	10/20/37	425,473	406,579 (a)
Navient Private Education Refi Loan Trust, 2019-A A2A	3.420%	1/15/43	26,531	26,089 (a)
Navient Private Education Refi Loan Trust, 2019-A A2B (1 mo. Term SOFR + 1.014%)	6.351%	1/15/43	93,938	93,641 (a)(c)
Navient Student Loan Trust, 2015-1 A2 (30 Day Average SOFR + 0.714%)	6.063%	4/25/40	609,594	600,718 (c)
Navient Student Loan Trust, 2021-1A A1B (30 Day Average SOFR + 0.714%)	6.063%	12/26/69	457,062	451,903 (a)(c)
Nelnet Student Loan Trust, 2015-2A A2 (30 Day Average SOFR + 0.714%)	6.063%	9/25/42	240,645	237,698 (a)(c)
Nelnet Student Loan Trust, 2021-A A2 (1 mo. Term SOFR + 1.144%)	6.480%	4/20/62	1,550,000	1,541,519 (a)(c)
Nelnet Student Loan Trust, 2021-CA AFL (1 mo. Term SOFR + 0.854%)	6.190%	4/20/62	894,403	889,836 (a)(c)
New Century Home Equity Loan Trust, 2004-2 M2 (1 mo. Term SOFR + 1.044%)	6.322%	8/25/34	336,106	354,201 (c)
Nissan Auto Lease Trust, 2023-B A3	5.690%	7/15/26	1,110,000	1,113,066
NovaStar Mortgage Funding Trust, 2003-1 M1 (1 mo. Term SOFR + 1.539%)	6.817%	5/25/33	147,439	141,411 (c)
Ocean Trails CLO Ltd., 2022-12A A1R (3 mo. Term SOFR + 1.330%)	6.347%	7/20/35	870,000	870,000 (a)(c)(d)
Octagon Investment Partners Ltd., 2012-1A AARR (3 mo. Term SOFR + 1.212%)	6.513%	7/15/29	83,692	83,724 (a)(c)
OHA Loan Funding Ltd., 2013-2A AR (3 mo. Term SOFR + 1.302%)	6.403%	5/23/31	627,987	628,494 (a)(c)
Option One Mortgage Loan Trust, 2004-3 M1 (1 mo. Term SOFR + 0.894%)	6.172%	11/25/34	266,577	271,267 (c)
Option One Mortgage Loan Trust, 2007-FXD1 1A1	5.866%	1/25/37	216,897	186,419
Oscar US Funding LLC, 2021-2A A4	1.270%	9/11/28	1,457,880	1,421,867 (a)
Palmer Square Loan Funding Ltd., 2024-1A A1 (3 mo. Term SOFR + 1.050%)	6.067%	10/15/32	1,480,000	1,480,000 (a)(c)(d)
Parliament Funding Ltd., 2020-1A AR (3 mo. Term SOFR + 1.512%)	6.794%	10/20/31	731,277	730,064 (a)(c)
See Notes to Schedule of Investments.

Western Asset Ultra-Short Income Fund 2024 Quarterly Report

 Western Asset Ultra-Short Income Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value
Asset-Backed Securities — continued
PFS Financing Corp., 2024-A B (30 Day Average SOFR + 1.300%)	6.654%	1/15/28	$1,380,000	$1,384,731 (a)(c)
Renaissance Home Equity Loan Trust, 2003-2 A	3.602%	8/25/33	172,364	158,047 (c)
RR Ltd., 2018-3A A1R2 (3 mo. Term SOFR + 1.352%)	6.653%	1/15/30	263,709	264,215 (a)(c)
Santander Drive Auto Receivables Trust, 2022-3 B	4.130%	8/16/27	300,000	298,504
Santander Drive Auto Receivables Trust, 2022-4 B	4.420%	11/15/27	1,110,000	1,104,272
Santander Drive Auto Receivables Trust, 2023-5 A2	6.310%	7/15/27	644,959	646,870
SBNA Auto Lease Trust, 2024-B A2	5.670%	11/20/26	1,600,000	1,605,806 (a)
Sierra Timeshare Receivables Funding LLC, 2020-2A A	1.330%	7/20/37	717,435	698,709 (a)
Silver Rock CLO Ltd., 2020-1A AR (3 mo. Term SOFR + 1.780%)	7.062%	10/20/33	530,000	530,926 (a)(c)
SLM Private Credit Student Loan Trust, 2006-B A5 (3 mo. Term SOFR + 0.532%)	5.871%	12/15/39	957,065	933,494 (c)
SLM Private Education Loan Trust, 2010-C A5 (1 mo. Term SOFR + 4.864%)	10.201%	10/15/41	1,109,055	1,159,071 (a)(c)
SLM Student Loan Trust, 2005-4 B (90 Day Average SOFR + 0.442%)	5.801%	7/25/55	130,674	123,731 (c)
SLM Student Loan Trust, 2006-2 A6 (90 Day Average SOFR + 0.432%)	5.791%	1/25/41	539,277	525,365 (c)
SLM Student Loan Trust, 2013-1 A3 (30 Day Average SOFR + 0.664%)	6.013%	5/26/55	579,499	571,331 (c)
SLM Student Loan Trust, 2013-6 A3 (30 Day Average SOFR + 0.764%)	6.113%	6/26/28	600,326	598,119 (c)
SMB Private Education Loan Trust, 2016-B A2B (1 mo. Term SOFR + 1.564%)	6.901%	2/17/32	19,986	20,015 (a)(c)
SMB Private Education Loan Trust, 2021-A APT2	1.070%	1/15/53	289,637	261,157 (a)
SMB Private Education Loan Trust, 2021-B A	1.310%	7/17/51	390,413	360,248 (a)
SMB Private Education Loan Trust, 2021-C A2 (1 mo. Term SOFR + 0.914%)	6.251%	1/15/53	1,973,740	1,965,371 (a)(c)
SMB Private Education Loan Trust, 2024-C A1B (SOFR + 1.100%)	6.454%	6/17/52	805,209	800,285 (a)(c)
SoFi Professional Loan Program Trust, 2020-C AFX	1.950%	2/15/46	375,451	347,536 (a)
SpringCastle America Funding LLC, 2020-AA A	1.970%	9/25/37	806,520	742,876 (a)
Sunrun Atlas Issuer LLC, 2019-2 A	3.610%	2/1/55	513,010	477,260 (a)
Synchrony Card Funding LLC, 2022-A1 A	3.370%	4/15/28	1,092,000	1,080,038
TCI-Flatiron CLO Ltd., 2016-1A AR3 (3 mo. Term SOFR + 1.100%)	6.386%	1/17/32	407,723	408,034 (a)(c)
TRP LLC, 2021-1 A	2.070%	6/19/51	845,008	783,310 (a)
Verdelite Static CLO Ltd., 2024-1A B (3 mo. Term SOFR + 1.650%)	6.944%	7/20/32	750,000	751,696 (a)(c)
Verizon Master Trust, 2023-2 A	4.890%	4/13/28	1,120,000	1,118,714
Volkswagen Auto Loan Enhanced Trust, 2023-2 A2A	5.720%	3/22/27	505,716	507,692
Voya CLO Ltd., 2016-3A A1R2 (3 mo. Term SOFR + 1.150%)	6.429%	10/18/31	1,352,073	1,353,538 (a)(c)
Voya CLO Ltd., 2018-3A A1R2 (3 mo. Term SOFR + 1.200%)	6.501%	10/15/31	865,484	866,431 (a)(c)
VSE VOI Mortgage LLC, 2018-A A	3.560%	2/20/36	468,999	468,207 (a)
Whitebox CLO Ltd., 2019-1A A1RR (3 mo. Term SOFR + 1.320%)	6.661%	7/24/36	680,000	680,784 (a)(c)
Whitehorse Ltd., 2018-12A A (3 mo. Term SOFR + 1.512%)	6.813%	10/15/31	187,957	188,187 (a)(c)
World Omni Auto Receivables Trust, 2024-B A2B (30 Day Average SOFR + 0.430%)	5.784%	9/15/27	1,810,000	1,811,468 (c)
Zais CLO Ltd., 2019-13A A1AR (3 mo. Term SOFR + 1.300%)	6.529%	7/15/32	880,000	879,712 (a)(c)

Total Asset-Backed Securities (Cost — $88,347,945)				87,052,518
Collateralized Mortgage Obligations(e) — 14.1%
280 Park Avenue Mortgage Trust, 2017-280P A (1 mo. Term SOFR + 1.180%)	6.506%	9/15/34	500,000	480,446 (a)(c)
Angel Oak Mortgage Trust, 2021-7 A3	2.337%	10/25/66	278,568	237,854 (a)(c)
AOA Mortgage Trust, 2021-1177 A (1 mo. Term SOFR + 0.989%)	6.326%	10/15/38	790,000	742,149 (a)(c)
AREIT Trust, 2021-CRE5 A (1 mo. Term SOFR + 1.194%)	6.536%	11/17/38	199,798	199,058 (a)(c)
BANK, 2021-BN32 A5	2.643%	4/15/54	960,000	847,107
BANK, 2021-BN36 A5	2.470%	9/15/64	390,000	336,832
Benchmark Mortgage Trust, 2021-B29 XA, IO	1.136%	9/15/54	12,304,718	566,761 (c)
See Notes to Schedule of Investments.

Western Asset Ultra-Short Income Fund 2024 Quarterly Report

Schedule of Investments (unaudited) (cont’d)
August 31, 2024
 Western Asset Ultra-Short Income Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value
Collateralized Mortgage Obligations(e) — continued
Benchmark Mortgage Trust, 2021-B31 A5	2.669%	12/15/54	$620,000	$539,696
Benchmark Mortgage Trust, 2023-V3 A3	6.363%	7/15/56	850,000	893,772 (c)
Benchmark Mortgage Trust, 2023-V3 XA, IO	1.053%	7/15/56	20,901,601	577,724 (c)
BHMS, 2018-ATLS A (1 mo. Term SOFR + 1.547%)	6.884%	7/15/35	910,000	910,013 (a)(c)
BOCA Commercial Mortgage Trust, 2024-BOCA A (1 mo. Term SOFR + 1.921%)	7.241%	8/15/41	780,000	780,628 (a)(c)
BRAVO Residential Funding Trust, 2021-NQM2 A1	0.970%	3/25/60	248,101	234,613 (a)(c)
BRAVO Residential Funding Trust, 2024-NQM1 A1	5.943%	12/1/63	799,486	804,218 (a)
BRSP Ltd., 2021-FL1 A (1 mo. Term SOFR + 1.264%)	6.606%	8/19/38	792,923	788,372 (a)(c)
BX Commercial Mortgage Trust, 2020-VIV4 A	2.843%	3/9/44	1,290,000	1,152,033 (a)
BX Commercial Mortgage Trust, 2021-CIP A (1 mo. Term SOFR + 1.035%)	6.372%	12/15/38	109,159	108,022 (a)(c)
BX Commercial Mortgage Trust, 2021-SOAR A (1 mo. Term SOFR + 0.784%)	6.121%	6/15/38	964,412	954,438 (a)(c)
BX Commercial Mortgage Trust, 2021-VOLT A (1 mo. Term SOFR + 0.814%)	6.151%	9/15/36	1,460,000	1,447,249 (a)(c)
BX Commercial Mortgage Trust, 2022-AHP A (1 mo. Term SOFR + 0.990%)	6.327%	1/17/39	1,570,000	1,553,622 (a)(c)
Chevy Chase Funding LLC Mortgage-Backed Certificates, 2004-3A A2 (1 mo. Term SOFR + 0.414%)	5.692%	8/25/35	944	902 (a)(c)
Chevy Chase Funding LLC Mortgage-Backed Certificates, 2004-4A A2 (1 mo. Term SOFR + 0.694%)	5.972%	10/25/35	4,156	3,933 (a)(c)
CIM Trust, 2021-R6 A1	1.425%	7/25/61	773,656	681,191 (a)(c)
Citigroup Commercial Mortgage Trust, 2017-B1 A4	3.458%	8/15/50	330,000	314,629
Cross Mortgage Trust, 2023-H2 A1A	7.135%	11/25/68	687,174	705,260 (a)
Cross Mortgage Trust, 2024-H2 A1	6.093%	4/25/69	360,680	364,944 (a)
CSMC Trust, 2019-AFC1 A1	3.573%	7/25/49	83,251	80,244 (a)
CSMC Trust, 2019-AFC1 A2	3.776%	7/25/49	183,049	177,047 (a)
CSMC Trust, 2019-AFC1 A3	3.877%	7/25/49	183,049	177,069 (a)
CSMC Trust, 2019-UVIL A	3.160%	12/15/41	1,480,000	1,349,077 (a)
CSMC Trust, 2020-AFC1 A1	3.240%	2/25/50	312,581	298,241 (a)(c)
CSMC Trust, 2021-AFC1 A1	0.830%	3/25/56	377,184	311,865 (a)(c)
CSMC Trust, 2021-AFC1 A3	1.169%	3/25/56	377,184	319,430 (a)(c)
CSMC Trust, 2021-NQM3 A3	1.632%	4/25/66	446,531	390,453 (a)(c)
CSMC Trust, 2021-NQM5 A1	0.938%	5/25/66	755,213	623,743 (a)(c)
CSMC Trust, 2021-NQM7 A1	1.756%	10/25/66	437,038	381,205 (a)(c)
Deephaven Residential Mortgage Trust, 2022-1 A1	2.205%	1/25/67	1,413,415	1,268,291 (a)(c)
Ellington Financial Mortgage Trust, 2021-2 A1	0.931%	6/25/66	573,926	479,303 (a)(c)
Ellington Financial Mortgage Trust, 2022-1 A1	2.206%	1/25/67	302,784	263,086 (a)(c)
ELP Commercial Mortgage Trust, 2021-ELP A (1 mo. Term SOFR + 0.815%)	6.152%	11/15/38	1,218,582	1,203,487 (a)(c)
Federal Home Loan Mortgage Corp. (FHLMC) Multifamily Structured Pass- Through Certificates, KS12 A (30 Day Average SOFR + 0.764%)	6.116%	8/25/29	1,200,000	1,205,086 (c)
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 4945 KF, PAC (30 Day Average SOFR + 0.564%)	5.913%	9/25/49	635,545	625,554 (c)
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, Structured Agency Credit Risk Debt Notes, 2021-DNA2 M2 (30 Day Average SOFR + 2.300%)	7.649%	8/25/33	285,874	291,005 (a)(c)
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, Structured Agency Credit Risk Debt Notes, 2021-DNA3 M2 (30 Day Average SOFR + 2.100%)	7.449%	10/25/33	841,052	855,209 (a)(c)
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, Structured Agency Credit Risk Debt Notes, 2022-DNA2 M1B (30 Day Average SOFR + 2.400%)	7.749%	2/25/42	880,000	902,031 (a)(c)
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, Structured Agency Credit Risk Debt Notes, 2022-DNA5 M1B (30 Day Average SOFR + 4.500%)	9.849%	6/25/42	810,000	876,905 (a)(c)
See Notes to Schedule of Investments.

Western Asset Ultra-Short Income Fund 2024 Quarterly Report

 Western Asset Ultra-Short Income Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value
Collateralized Mortgage Obligations(e) — continued
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, Structured Agency Credit Risk Debt Notes, 2024-DNA1 M2 (30 Day Average SOFR + 1.950%)	7.299%	2/25/44	$510,000	$514,301 (a)(c)
Federal Home Loan Mortgage Corp. (FHLMC) STRIPS, 19 F	4.567%	6/1/28	21	21 (c)
Federal National Mortgage Association (FNMA) — CAS, 2018-C03 1M2C (30 Day Average SOFR + 2.264%)	7.613%	10/25/30	320,000	324,665 (a)(c)
Federal National Mortgage Association (FNMA) — CAS, 2023-R05 1M2 (30 Day Average SOFR + 3.100%)	8.448%	6/25/43	300,000	317,228 (a)(c)
Federal National Mortgage Association (FNMA) — CAS, 2023-R08 1M2 (30 Day Average SOFR + 2.500%)	7.849%	10/25/43	590,000	604,881 (a)(c)
Federal National Mortgage Association (FNMA), Grantor Trust, 2000-T6 A3	4.238%	11/25/40	74,598	73,860 (c)
Federal National Mortgage Association (FNMA), Grantor Trust, 2002-T19 A4	4.984%	3/25/42	564,522	553,329 (c)
Federal National Mortgage Association (FNMA), Grantor Trust, 2004-T3 2A	4.860%	8/25/43	304,940	304,181 (c)
Federal National Mortgage Association (FNMA), Whole Loan, 2003-W6 6A	4.422%	8/25/42	232,138	226,086 (c)
Federal National Mortgage Association (FNMA), Whole Loan, 2003-W8 3F1 (30 Day Average SOFR + 0.514%)	5.863%	5/25/42	45,276	45,123 (c)
GCAT Trust, 2020-NQM1 A3	3.554%	1/25/60	841,046	811,448 (a)
Government National Mortgage Association (GNMA), 2011-H07 FA (1 mo. Term SOFR + 0.614%)	5.946%	2/20/61	26,902	26,847 (c)
Government National Mortgage Association (GNMA), 2013-H08 BF (1 mo. Term SOFR + 0.514%)	5.846%	3/20/63	113,658	112,765 (c)
Government National Mortgage Association (GNMA), 2016-H07 FK (1 mo. Term SOFR + 1.114%)	6.446%	3/20/66	1,203,629	1,207,528 (c)
Government National Mortgage Association (GNMA), 2017-H15 FN (1 mo. Term SOFR + 0.614%)	5.946%	7/20/67	376,674	375,259 (c)
Government National Mortgage Association (GNMA), 2021-H03 FA (30 Day Average SOFR + 0.380%)	5.803%	4/20/70	2,066,617	2,039,755 (c)
Government National Mortgage Association (GNMA), 2021-H09 QF (30 Day Average SOFR + 1.500%)	6.853%	6/20/71	2,891,664	2,947,228 (c)
Government National Mortgage Association (GNMA), 2021-H16 FG (30 Day Average SOFR + 0.300%)	5.653%	9/20/71	2,689,790	2,664,063 (c)
Greystone CRE Notes Ltd., 2021-FL3 A (1 mo. Term SOFR + 1.134%)	6.471%	7/15/39	1,280,000	1,273,201 (a)(c)
GS Mortgage Securities Corp. Trust, 2000-1A A (1 mo. Term SOFR + 0.464%)	5.806%	3/20/23	53,521	53,492 (a)(c)
GS Mortgage Securities Corp. Trust, 2021-IP A (1 mo. Term SOFR + 1.064%)	6.401%	10/15/36	1,110,000	1,094,355 (a)(c)
HarborView Mortgage Loan Trust, 2005-9 2A1C (1 mo. Term SOFR + 1.014%)	6.350%	6/20/35	165,644	154,133 (c)
IMPAC CMB Trust, 2005-7 A1 (1 mo. Term SOFR + 0.634%)	5.912%	11/25/35	137,967	121,659 (c)
KREF Ltd., 2021-FL2 A (1 mo. Term SOFR + 1.184%)	6.523%	2/15/39	1,297,370	1,272,625 (a)(c)
Legacy Mortgage Asset Trust, 2020-RPL1 A1	3.000%	9/25/59	790,483	752,719 (a)(c)
Legacy Mortgage Asset Trust, 2021-GS2 A1, Step bond (4.750% to 4/25/25 then 5.750%)	4.750%	4/25/61	535,455	537,437 (a)
Legacy Mortgage Asset Trust, 2021-GS5 A1, Step bond (2.250% to 11/25/24 then 5.250%)	2.250%	7/25/67	1,133,680	1,135,767 (a)
MF1 Ltd., 2021-FL7 A (1 mo. Term SOFR + 1.194%)	6.536%	10/16/36	950,262	945,214 (a)(c)
Mill City Mortgage Loan Trust, 2019-1 A1	3.250%	10/25/69	427,732	413,467 (a)(c)
Mill City Mortgage Trust, 2015-2 M3	3.746%	9/25/57	701,309	689,755 (a)(c)
Morgan Stanley Bank of America Merrill Lynch Trust, 2016-C32 ASB	3.514%	12/15/49	271,546	266,452
Morgan Stanley Capital I Trust, 2017-ASHF A (1 mo. Term SOFR + 1.147%)	6.484%	11/15/34	173,277	172,175 (a)(c)
New Residential Mortgage Loan Trust, 2015-1A A3	3.750%	5/28/52	112,283	107,115 (a)(c)
New Residential Mortgage Loan Trust, 2021-NQM3 A1	1.156%	11/27/56	709,442	610,006 (a)(c)
See Notes to Schedule of Investments.

Western Asset Ultra-Short Income Fund 2024 Quarterly Report

Schedule of Investments (unaudited) (cont’d)
August 31, 2024
 Western Asset Ultra-Short Income Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value
Collateralized Mortgage Obligations(e) — continued
New Residential Mortgage Loan Trust, 2022-NQM2 A1	3.079%	3/27/62	$840,945	$786,363 (a)(c)
Nomura Asset Acceptance Corp. Alternative Loan Trust, 2007-1 1A4	6.638%	3/25/47	204,210	189,109
OBX Trust, 2021-NQM2 A1	1.101%	5/25/61	632,737	516,108 (a)(c)
OBX Trust, 2021-NQM2 A3	1.563%	5/25/61	638,289	516,744 (a)(c)
OBX Trust, 2021-NQM3 A1	1.054%	7/25/61	817,736	666,143 (a)(c)
OBX Trust, 2021-NQM4 A1	1.957%	10/25/61	797,148	676,315 (a)(c)
OPG Trust, 2021-PORT A (1 mo. Term SOFR + 0.598%)	5.935%	10/15/36	887,316	873,238 (a)(c)
PMT Credit Risk Transfer Trust, 2019-3R A (30 Day Average SOFR + 3.814%)	9.161%	11/27/31	118,274	118,750 (a)(c)
Prime Mortgage Trust, 2006-DR1 2A1	5.500%	5/25/35	184,240	161,797 (a)
PRKCM Trust, 2021-AFC1 A1	1.510%	8/25/56	1,014,156	853,464 (a)(c)
PRKCM Trust, 2024-HOME1 A1	6.431%	5/25/59	778,932	793,353 (a)
RAMP Trust, 2004-SL4 A5	7.500%	7/25/32	6,074	2,330
Ready Capital Mortgage Financing LLC, 2021-FL6 A (1 mo. Term SOFR + 1.064%)	6.342%	7/25/36	162,428	162,507 (a)(c)
Residential Asset Securitization Trust, 2003-A11 A2, PAC (1 mo. Term SOFR + 0.564%)	5.842%	11/25/33	20,047	19,631 (c)
SFO Commercial Mortgage Trust, 2021-555 A (1 mo. Term SOFR + 1.264%)	6.601%	5/15/38	920,000	867,136 (a)(c)
SMRT, 2022-MINI A (1 mo. Term SOFR + 1.000%)	6.337%	1/15/39	1,560,000	1,543,755 (a)(c)
Structured Adjustable Rate Mortgage Loan Trust, 2004-2 1A1	6.557%	3/25/34	63,593	59,265 (c)
Structured Asset Securities Corp., 2005-RF3 2A	4.163%	6/25/35	243,634	215,914 (a)(c)
Towd Point Mortgage Trust, 2019-HY1 B1 (1 mo. Term SOFR + 2.264%)	7.542%	10/25/48	1,460,000	1,487,215 (a)(c)
WaMu Mortgage Pass-Through Certificates Trust, 2005-AR8 2A1A (1 mo. Term SOFR + 0.694%)	5.972%	7/25/45	900,018	873,308 (c)
WaMu Mortgage Pass-Through Certificates Trust, 2005-AR8 2AB3 (1 mo. Term SOFR + 0.834%)	6.112%	7/25/45	288,460	276,562 (c)
Wells Fargo Commercial Mortgage Trust, 2015-NXS3 ASB	3.371%	9/15/57	44,046	43,584

Total Collateralized Mortgage Obligations (Cost — $65,218,409)				62,754,528
Mortgage-Backed Securities — 3.9%
FHLMC — 1.2%
Federal Home Loan Mortgage Corp. (FHLMC)	3.000%	6/1/35	1,723,689	1,638,006
Federal Home Loan Mortgage Corp. (FHLMC)	6.500%	7/1/53	88,362	92,414
Federal Home Loan Mortgage Corp. (FHLMC) (1 year Refinitiv USD IBOR Consumer Cash Fallbacks + 1.630%)	3.268%	1/1/49	3,948,905	3,799,730 (c)
Total FHLMC				5,530,150
FNMA — 1.8%
Federal National Mortgage Association (FNMA)	2.500%	2/1/35	1,158,521	1,107,575
Federal National Mortgage Association (FNMA)	3.000%	4/1/38- 2/1/40	1,533,626	1,456,025
Federal National Mortgage Association (FNMA)	4.500%	11/1/38- 1/1/59	816,694	811,459
Federal National Mortgage Association (FNMA)	5.500%	8/1/52	1,794,027	1,813,471
Federal National Mortgage Association (FNMA)	6.500%	10/1/53	1,097,089	1,137,572
Federal National Mortgage Association (FNMA)	6.000%	11/1/53	1,237,438	1,268,492
Federal National Mortgage Association (FNMA) (1 year Treasury Constant Maturity Rate + 2.375%)	7.308%	9/1/37	207,793	210,368 (c)
Total FNMA				7,804,962
See Notes to Schedule of Investments.

Western Asset Ultra-Short Income Fund 2024 Quarterly Report

 Western Asset Ultra-Short Income Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value

GNMA — 0.9%
Government National Mortgage Association (GNMA) II	3.500%	9/20/48	$21,836	$20,541
Government National Mortgage Association (GNMA) II	2.500%	12/20/50	141,023	122,468
Government National Mortgage Association (GNMA) II	5.500%	8/20/53	1,224,752	1,237,322
Government National Mortgage Association (GNMA) II	6.000%	11/20/53	1,233,357	1,264,305
Government National Mortgage Association (GNMA) II	6.500%	1/20/54	1,257,346	1,293,585
Total GNMA				3,938,221

Total Mortgage-Backed Securities (Cost — $17,886,234)				17,273,333
U.S. Government & Agency Obligations — 1.6%
U.S. Government Agencies — 0.3%
Federal National Mortgage Association (FNMA), Notes (SOFR + 0.100%)	5.430%	6/18/26	1,210,000	1,210,124 (c)
U.S. Government Obligations — 1.3%
U.S. Treasury Notes	4.250%	12/31/25	870,000	870,561
U.S. Treasury Notes	4.625%	11/15/26	260,000	263,991
U.S. Treasury Notes	4.625%	4/30/29	4,650,000	4,824,466
Total U.S. Government Obligations				5,959,018

Total U.S. Government & Agency Obligations (Cost — $7,012,814)				7,169,142
Senior Loans — 1.3%
Communication Services — 0.4%
Media — 0.4%
Charter Communications Operating LLC, Term Loan B4 (3 mo. Term SOFR + 2.000%)	7.332%	12/7/30	633,918	631,383 (c)(f)(g)
Nexstar Media Inc., Term Loan B4 (1 mo. Term SOFR + 2.614%)	7.861%	9/18/26	493,015	494,281 (c)(f)(g)
Virgin Media Bristol LLC, Term Loan Facility N (1 mo. Term SOFR + 2.614%)	7.951%	1/31/28	590,000	571,235 (c)(f)(g)

Total Communication Services				1,696,899
Consumer Discretionary — 0.2%
Hotels, Restaurants & Leisure — 0.0%††
1011778 BC Unlimited Liability Co., Term Loan B6 (1 mo. Term SOFR + 1.750%)	6.997%	9/20/30	58,242	57,892 (c)(f)(g)
Specialty Retail — 0.2%
Harbor Freight Tools USA Inc., Initial Term Loan	—	6/11/31	380,000	375,358 (h)
Rent-A-Center Inc., Term Loan B2 (3 mo. Term SOFR + 2.750%)	8.002%	2/17/28	509,744	509,110 (c)(f)(g)
Total Specialty Retail				884,468

Total Consumer Discretionary				942,360
Financials — 0.3%
Financial Services — 0.2%
Hudson River Trading LLC, Term Loan (3 mo. Term SOFR + 3.262%)	8.319%	3/20/28	536,146	536,368 (c)(f)(g)
Setanta Aircraft Leasing DAC, Term Loan B (3 mo. Term SOFR + 2.012%)	7.346%	11/6/28	275,000	277,137 (c)(f)(g)
Total Financial Services				813,505
Insurance — 0.1%
Asurion LLC, New Term Loan B9 (1 mo. Term SOFR + 3.364%)	8.611%	7/31/27	536,146	531,272 (c)(f)(g)
Asurion LLC, New Term Loan B11 (1 mo. Term SOFR + 4.350%)	9.597%	8/21/28	47,510	47,302 (c)(f)(g)
Total Insurance				578,574

Total Financials				1,392,079
See Notes to Schedule of Investments.

Western Asset Ultra-Short Income Fund 2024 Quarterly Report

Schedule of Investments (unaudited) (cont’d)
August 31, 2024
 Western Asset Ultra-Short Income Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value

Health Care — 0.2%
Health Care Providers & Services — 0.1%
Grifols Worldwide Operations USA Inc., Dollar Term Loan B (3 mo. Term SOFR + 2.150%)	7.402%	11/15/27	$284,934	$280,813 (c)(f)(g)
Pharmaceuticals — 0.1%
Jazz Financing Lux Sarl, Dollar Term Loan Facility B2 (1 mo. Term SOFR + 2.250%)	7.497%	5/5/28	436,613	437,477 (c)(f)(g)

Total Health Care				718,290
Industrials — 0.1%
Commercial Services & Supplies — 0.1%
APi Group DE Inc., 2021 Repricing Term Loan B (1 mo. Term SOFR + 2.000%)	7.247%	1/3/29	294,382	295,262 (c)(f)(g)

Information Technology — 0.1%
Software — 0.1%
DCert Buyer Inc., First Lien Initial Term Loan (1 mo. Term SOFR + 4.000%)	9.247%	10/16/26	483,586	475,162 (c)(f)(g)

Total Senior Loans (Cost — $5,557,682)				5,520,052
Total Investments before Short-Term Investments (Cost — $402,305,270)				393,898,810
Short-Term Investments — 11.0%
U.S. Treasury Bills — 4.0%
U.S. Cash Management Bill	4.568%	9/19/24	12,450,000	12,421,088 (i)
U.S. Treasury Bills	4.470%	9/17/24	5,570,000	5,558,666 (i)

Total U.S. Treasury Bills (Cost — $17,974,530)				17,979,754
Certificates of Deposit — 1.6%
Canadian Imperial Bank of Commerce	5.010%	2/10/25	4,350,000	4,351,563
Credit Agricole Corporate and Investment Bank	0.000%	2/10/25	3,000,000	3,001,596

Total Certificates of Deposit (Cost — $7,350,000)				7,353,159
Commercial Paper — 0.8%
BNP Paribas New York Branch (Cost — $3,572,498)	5.108%	2/4/25	3,650,000	3,572,619 (i)
			Shares
Money Market Funds — 4.6%
Western Asset Premier Institutional Government Reserves, Premium Shares (Cost — $20,243,977)	5.235%		20,243,977	20,243,977 (j)(k)

Total Short-Term Investments (Cost — $49,141,005)				49,149,509
Total Investments — 99.7% (Cost — $451,446,275)				443,048,319
Other Assets in Excess of Liabilities — 0.3%				1,216,133
Total Net Assets — 100.0%				$444,264,452

See Notes to Schedule of Investments.

Western Asset Ultra-Short Income Fund 2024 Quarterly Report

 Western Asset Ultra-Short Income Fund
††	Represents less than 0.1%.
(a)
Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees.

(b)	Security has no maturity date. The date shown represents the next call date.
(c)
Variable rate security. Interest rate disclosed is as of the most recent information available. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.

(d)	Securities traded on a when-issued or delayed delivery basis.
(e)
Collateralized mortgage obligations are secured by an underlying pool of mortgages or mortgage pass-through certificates that are structured to direct payments on underlying collateral to different series or classes of the obligations. The interest rate may change positively or inversely in relation to one or more interest rates, financial indices or other financial indicators and may be subject to an upper and/or lower limit.

(f)	Interest rates disclosed represent the effective rates on senior loans. Ranges in interest rates are attributable to multiple contracts under the same loan.
(g)	Senior loans may be considered restricted in that the Fund ordinarily is contractually obligated to receive approval from the agent bank and/or borrower prior to the disposition of a senior loan.
(h)	All or a portion of this loan has not settled as of August 31, 2024. Interest rates are not effective until settlement date. Interest rates shown, if any, are for the settled portion of the loan.
(i)	Rate shown represents yield-to-maturity.
(j)	Rate shown is one-day yield as of the end of the reporting period.
(k)
In this instance, as defined in the Investment Company Act of 1940, an “Affiliated Company” represents Fund ownership of at least 5% of the outstanding voting securities of an issuer, or a company which is under common ownership or control with the Fund. At August 31, 2024, the total market value of investments in Affiliated Companies was $20,243,977 and the cost was $20,243,977 (Note 2).

Abbreviation(s) used in this schedule:
CAS	—	Connecticut Avenue Securities
CDO	—	Collateralized Debt Obligation
CLO	—	Collateralized Loan Obligation
IBOR	—	Interbank Offered Rate
IO	—	Interest Only
JSC	—	Joint Stock Company
PAC	—	Planned Amortization Class
REMIC	—	Real Estate Mortgage Investment Conduit
SOFR	—	Secured Overnight Financing Rate
STRIPS	—	Separate Trading of Registered Interest and Principal Securities
USD	—	United States Dollar
At August 31, 2024, the Fund had the following written options contracts:

Exchange-Traded Written Options
Security	Expiration Date	Strike Price	Contracts	Notional Amount	Value
3-Month SOFR Futures, Call	12/13/24	$97.125	102	$255,000	$(7,650)
U.S. Treasury 5-Year Notes Futures, Put	9/20/24	108.000	50	50,000	(3,906)
Total Exchange-Traded Written Options (Premiums received — $65,821)					$(11,556)

Abbreviation(s) used in this schedule:
SOFR	—	Secured Overnight Financing Rate
At August 31, 2024, the Fund had the following open futures contracts:
	Number of Contracts	Expiration Date	Notional Amount	Market Value	Unrealized Appreciation (Depreciation)
Contracts to Buy:
3-Month SOFR	264	3/26	$63,432,086	$63,904,500	$472,414
See Notes to Schedule of Investments.

Western Asset Ultra-Short Income Fund 2024 Quarterly Report

Schedule of Investments (unaudited) (cont’d)
August 31, 2024
 Western Asset Ultra-Short Income Fund
	Number of Contracts	Expiration Date	Notional Amount	Market Value	Unrealized Appreciation (Depreciation)
Contracts to Sell:
3-Month SOFR	112	3/25	$26,755,304	$26,808,600	$(53,296)
U.S. Treasury 2-Year Notes	625	12/24	129,586,638	129,716,798	(130,160)
U.S. Treasury 5-Year Notes	437	12/24	47,966,824	47,807,118	159,706
U.S. Treasury 10-Year Notes	44	12/24	5,026,132	4,996,750	29,382
U.S. Treasury Long-Term Bonds	13	12/24	1,611,571	1,600,625	10,946
U.S. Treasury Ultra Long-Term Bonds	2	12/24	267,161	263,875	3,286
					19,864
Net unrealized appreciation on open futures contracts					$492,278

Abbreviation(s) used in this table:
SOFR	—	Secured Overnight Financing Rate
At August 31, 2024, the Fund had the following open swap contracts:
CENTRALLY CLEARED INTEREST RATE SWAPS
	Notional Amount	Termination Date	Payments Made by the Fund†	Payments Received by the Fund†	Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
	$18,886,000	10/14/24	Daily SOFR Compound annually	2.770% annually	$(59,548)	$24	$(59,572)
	7,856,000	10/14/27	2.600% annually	Daily SOFR Compound annually	214,713	2,568	212,145
Total	$26,742,000				$155,165	$2,592	$152,573

CENTRALLY CLEARED CREDIT DEFAULT SWAPS ON CREDIT INDICES — SELL PROTECTION[1]
Reference Entity	Notional Amount[2]	Termination Date	Periodic Payments Received by the Fund†	Market Value[3]	Upfront Premiums Paid (Received)	Unrealized Appreciation
Markit CDX.NA.HY.42 Index	$2,050,000	6/20/29	5.000% quarterly	$146,629	$129,105	$17,524
Markit CDX.NA.IG.42 Index	10,690,000	6/20/29	1.000% quarterly	237,025	223,578	13,447
Total	$12,740,000			$383,654	$352,683	$30,971

[1]
If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

[2]
The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

[3]
The quoted market prices and resulting values for credit default swap agreements on asset-backed securities and credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected loss (or profit) for the credit derivative had the notional amount of the swap agreement been closed/sold as of the period end. Decreasing market values (sell protection) or increasing market values (buy protection), when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

†	Percentage shown is an annual percentage rate.
See Notes to Schedule of Investments.

Western Asset Ultra-Short Income Fund 2024 Quarterly Report

 Western Asset Ultra-Short Income Fund
Reference rate(s) and their value(s) as of period end used in this table:
Reference Index	Reference Rate
Daily SOFR Compound	5.320%

Abbreviation(s) used in this table:
SOFR	—	Secured Overnight Financing Rate
This Schedule of Investments is unaudited and is intended to provide information about the Fund’s investments as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.
See Notes to Schedule of Investments.

Western Asset Ultra-Short Income Fund 2024 Quarterly Report

Notes to Schedule of Investments (unaudited)
1. Organization and significant accounting policies
Western Asset Ultra-Short Income Fund (the “Fund”) is a separate diversified investment series of Legg Mason Partners Income Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.
The Fund follows the accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, Financial Services – Investment Companies (“ASC 946”). The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”), including, but not limited to, ASC 946.
(a) Investment valuation. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services typically use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. Futures contracts are valued daily at the settlement price established by the board of trade or exchange on which they are traded. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. When the Fund holds securities or other assets that are denominated in a foreign currency, the Fund will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Trustees.
Pursuant to policies adopted by the Board of Trustees, the Fund’s manager has been designated as the valuation designee and is responsible for the oversight of the daily valuation process. The Fund’s manager is assisted by the Global Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Fund’s manager and the Board of Trustees. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.
The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.
For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Trustees, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Trustees quarterly.
The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

Western Asset Ultra-Short Income Fund 2024 Quarterly Report

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:
•
Level 1 — unadjusted quoted prices in active markets for identical investments
•
Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•
Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used in valuing the Fund’s assets and liabilities carried at fair value:

ASSETS
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Long-Term Investments†:
Corporate Bonds & Notes	—	$214,129,237	—	$214,129,237
Asset-Backed Securities	—	87,052,518	—	87,052,518
Collateralized Mortgage Obligations	—	62,754,528	—	62,754,528
Mortgage-Backed Securities	—	17,273,333	—	17,273,333
U.S. Government & Agency Obligations	—	7,169,142	—	7,169,142
Senior Loans	—	5,520,052	—	5,520,052
Total Long-Term Investments	—	393,898,810	—	393,898,810
Short-Term Investments†:
U.S. Treasury Bills	—	17,979,754	—	17,979,754
Certificates of Deposit	—	7,353,159	—	7,353,159
Commercial Paper	—	3,572,619	—	3,572,619
Money Market Funds	$20,243,977	—	—	20,243,977
Total Short-Term Investments	20,243,977	28,905,532	—	49,149,509
Total Investments	$20,243,977	$422,804,342	—	$443,048,319
Other Financial Instruments:
Futures Contracts††	$675,734	—	—	$675,734
Centrally Cleared Interest Rate Swaps††	—	$212,145	—	212,145
Centrally Cleared Credit Default Swaps on Credit Indices — Sell Protection††	—	30,971	—	30,971
Total Other Financial Instruments	$675,734	$243,116	—	$918,850
Total	$20,919,711	$423,047,458	—	$443,967,169
LIABILITIES
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Other Financial Instruments:
Written Options	$11,556	—	—	$11,556
Futures Contracts††	183,456	—	—	183,456
Centrally Cleared Interest Rate Swaps††	—	$59,572	—	59,572
Total	$195,012	$59,572	—	$254,584

†	See Schedule of Investments for additional detailed categorizations.
††	Reflects the unrealized appreciation (depreciation) of the instruments.
2. Transactions with affiliated company
As defined by the 1940 Act, an affiliated company is one in which the Fund owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control with the Fund. The following company was considered an affiliated company for all or some portion of the period ended August 31, 2024. The following transactions were effected

Western Asset Ultra-Short Income Fund 2024 Quarterly Report

Notes to Schedule of Investments (unaudited) (cont’d)
in such company for the period ended August 31, 2024.

	Affiliate Value at May 31, 2024	Purchased		Sold
		Cost	Shares	Proceeds	Shares
Western Asset Premier Institutional Government Reserves, Premium Shares	$5,407,891	$78,593,189	78,593,189	$63,757,103	63,757,103

(cont’d)	Realized Gain (Loss)	Dividend Income	Net Increase (Decrease) in Unrealized Appreciation (Depreciation)	Affiliate Value at August 31, 2024
Western Asset Premier Institutional Government Reserves, Premium Shares	—	$273,198	—	$20,243,977

Western Asset Ultra-Short Income Fund 2024 Quarterly Report